Retirement and Share-based Compensation Plans (Deferred Compensation Arrangements) (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Award vesting period, years	3 years
Compensation expense	$ 6.7
Maximum
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Annual cash installment payout option, period (years)	15 years